Document and Entity Information	Dec. 15, 2022
Document and Entity Information
Document Type	8-K
Document Period End Date	Dec. 15, 2022
Entity Registrant Name	Glaukos Corporation
Current Fiscal Year End Date	--12-31
Entity File Number	001-37463
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	33-0945406
Entity Address, Address Line One	1 Glaukos Way
Entity Address, City or Town	Aliso Viejo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92656
City Area Code	949
Local Phone Number	367-9600
Title of 12(b) Security	Common Stock
Trading Symbol	GKOS
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001192448
Amendment Flag	false